15. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Schedule of changes in intangible assets and goodwill

The intangible assets rollforward is set forth below:

	Weighted average amortization rate (p.a.)	12.31.18	Initial adoption IFRS 16	Additions	Disposals	Transfers	Exchange rate variation	12.31.19
Cost
Non-compete agreement		90,012	-	8,105	-	-	1,112	99,229
Goodwill for future profitability		2,694,967	-	-	-	-	18,635	2,713,602
Outgrowers relationship		15,022	-	-	(418)	-	-	14,604
Trademarks		1,336,162	-	-	-	-	(13,900)	1,322,262
Patents		6,066	-	-	-	235	4	6,305
Customer relationship		896,039	-	-	-	-	(3,281)	892,758
Software		491,830	61	38,259	(95,275)	87,576	1,164	523,615
Intangible in progress		-	-	47,422	-	(35,294)	23	12,151
		5,530,098	61	93,786	(95,693)	52,517	3,757	5,584,526

Amortization
Non-compete agreement	33.67%	(45,802)	-	(27,811)	-	-	(577)	(74,190)
Outgrowers relationship	13.02%	(11,552)	-	(1,546)	354	-	-	(12,744)
Patents	19.05%	(5,149)	-	(470)	-	-	(7)	(5,626)
Customer relationship	7.31%	(172,450)	-	(67,137)	-	-	(2,676)	(242,263)
Software	23.18%	(275,747)	-	(141,925)	77,027	(10)	(969)	(341,624)
		(510,700)	-	(238,889)	77,381	(10)	(4,229)	(676,447)
		5,019,398	61	(145,103)	(18,312)	52,507	(472)	4,908,079

	Weighted average amortization rate (p.a.)	12.31.17	Additions	Disposals	Transfers	Restatement by Hyperinflation	Exchange rate variation	Transfer - held for sale	12.31.18
Cost
Non-compete agreement		62,043	33,748	-	-	9,057	(130)	(14,706)	90,012
Goodwill for future profitability		4,192,228	-	-	-	323,904	116,746	(1,937,911)	2,694,967
Import quotas		111,731	-	-	-	-	12,251	(123,982)	-
Outgrowers relationship		15,022	-	-	-	-	-	-	15,022
Trademarks		1,649,910	-	-	-	250,731	(140,196)	(424,283)	1,336,162
Patents		6,867	16	-	(68)	-	(199)	(550)	6,066
Customer relationship		1,220,801	-	-	-	149,089	19,281	(493,132)	896,039
Supplier relationship		2,049	-	-	-	-	369	(2,418)	-
Software		516,308	2,040	(121,929)	121,828	30,460	(2,374)	(54,503)	491,830
		7,776,959	35,804	(121,929)	121,760	763,241	5,748	(3,051,485)	5,530,098

Amortization
Non-compete agreement	32.70%	(23,501)	(26,794)	-	-	(5,786)	920	9,359	(45,802)
Import quotas	89.94%	(93,139)	(14,365)	-	-	-	(11,325)	118,829	-
Outgrowers relationship	13.24%	(9,590)	(1,963)	-	-	-	-	-	(11,553)
Patents	19.98%	(4,886)	(840)	-	-	(892)	202	1,267	(5,149)
Customer relationship	9.50%	(154,530)	(99,700)	-	-	(55,599)	(11,751)	149,130	(172,450)
Supplier relationship	5.00%	(102)	(115)	-	-	-	(25)	242	-
Software	19.68%	(293,575)	(127,449)	121,929	253	(26,967)	3,624	46,439	(275,746)
		(579,323)	(271,226)	121,929	253	(89,244)	(18,355)	325,266	(510,700)
		7,197,636	(235,422)	-	122,013	673,997	(12,607)	(2,726,219)	5,019,398

Schedule of pre tax rates

The discount rate used by Management to prepare discounted cash flows varied from 10.75% p.a. to 12.91% p.a. according to the CGU. The assumptions presented in the table below were also adopted:

	2020	2021	2022	2023	2024
Inflation Brazil	3.80%	3.75%	3.75%	3.38%	3.38%
Inflation - United States	2.02%	2.20%	2.20%	2.20%	2.20%
Exchange rate - BRL / USD	3.8	3.8	3.85	3.90	3.95

Schedule of variations in the EBIT margin and WACC

In addition to the analysis mentioned above, Management prepared a deterministic sensitivity analysis considering the variations in the Earnings Before Interest and Tax (“EBIT”) margin and in the nominal discount rate as shown below:

		Variations
Apreciation (devaluation)	1.0%	0.0%	(1.0%)
BRAZIL CGU
Discount rate	10.83%	9.83%	8.83%
Ebit Margin	11.27%	10.27%	9.27%

INTERNATIONAL CGU´s
Discount rate	10.21%	9.21%	8.21%
Ebit Margin	12.07%	11.07%	10.07%